UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                          Form 13F

                    Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2010

 Check here if Amendment [   ];Amendment Number:

 This amendment (Check only one.) :[   ] is a restatement.
                                   [   ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:


 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan            Baltimore, MD            April 23, 2010

      [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      44

 Form 13F Information Table Value Total:      $650,848
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE

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        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6 COLUMN 7   COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

 AGL RESOURCES INC.         COM      001204106  6,377     165,000  SH       SOLE           165,000
 ANADARKO PETROLEUM CORP.   COM      032511107  13,838    190,000  SH       SOLE           190,000
 APACHE CORP.               COM      037411105  20,300    200,000  SH       SOLE           200,000
 BAKER HUGHES, INC.         COM      057224107  4,918     105,000  SH       SOLE           105,000
 CHEVRON CORP.              COM      166764100  71,280    940,000  SH       SOLE           940,000
 CLIFFS NATURAL RESOURCES   COM      18683K101  9,072     127,860  SH       SOLE           127,860
 CONOCOPHILLIPS             COM      20825C104  17,909    350,000  SH       SOLE           350,000
 CONSOL ENERGY INC.         COM      20854P109  5,333     125,000  SH       SOLE           125,000
 DEVON ENERGY CORP.         COM      25179M103  7,087     110,000  SH       SOLE           110,000
 ENERGEN CORP.              COM      29265N108  11,633    250,000  SH       SOLE           250,000
 EOG RESOURCES INC.         COM      26875P101  11,153    120,000  SH       SOLE           120,000
 EQT CORP.                  COM      26884L109  12,300    300,000  SH       SOLE           300,000
 EXXON MOBIL CORP.          COM      30231G102  68,320   1,020,000 SH       SOLE          1,020,000
 FOREST OIL CORP.           COM      346091705  2,310      89,477  SH       SOLE           89,477
 FREEPORT-MCMORAN COPPER    COM      35671D857  19,632    235,000  SH       SOLE           235,000
 HALLIBURTON CO.            COM      406216101  21,091    700,000  SH       SOLE           700,000
 HESS CORP.                 COM      42809H107  15,638    250,000  SH       SOLE           250,000
 INTERNATIONAL COAL GROUP   COM      45928H106  13,710   3,000,000 SH       SOLE          3,000,000
 MASSEY ENERGY CO.          COM      576206106  8,366     160,000  SH       SOLE           160,000
 MDU RESOURCES GROUP INC    COM      552690109  8,092     375,000  SH       SOLE           375,000
 NABORS INDUSTRIES, LTD     SHS      G6359F103  10,208    520,000  SH       SOLE           520,000
 NATIONAL FUEL GAS CO.      COM      636180101  10,110    200,000  SH       SOLE           200,000
 NATIONAL OILWELL VARCO     COM      637071101  5,622     138,538  SH       SOLE           138,538
 NEW JERSEY RESOURCES CORP  COM      646025106  11,268    300,000  SH       SOLE           300,000
 NEWFIELD EXPLORATION CO.   COM      651290108  2,602      50,000  SH       SOLE           50,000
 NOBLE CORP.                SHS      H5833N103  26,765    640,000  SH       SOLE           640,000
 NOBLE ENERGY INC.          COM      655044105  18,980    260,000  SH       SOLE           260,000
 NORTHEAST UTILITIES        COM      664397106  5,528     200,000  SH       SOLE           200,000
 OCCIDENTAL PETE CORP DEL   COM      674599105  37,198    440,000  SH       SOLE           440,000
 PIONEER NATURAL RESOURES   COM      723787107  7,885     140,000  SH       SOLE           140,000
 POTASH CORP SASK INC       COM      73755L107  10,741     90,000  SH       SOLE           90,000
 PRAXAIR, INC.              COM      74005P104  16,310    196,508  SH       SOLE           196,508
 QUESTAR CORP.              COM      748356102  10,368    240,000  SH       SOLE           240,000
 ROYAL DUTCH SHELL PLC-SPONSORED ADRA780259206  18,671    322,700  SH       SOLE           322,700
 SCHLUMBERGER LTD.          COM      806857108  15,865    250,000  SH       SOLE           250,000
 SOUTHWEST GAS CORP.        COM      844895102  2,306      77,070  SH       SOLE           77,070
 SOUTHWESTERN ENERGY        COM      845467109  5,065     124,400  SH       SOLE           124,400
 SPECTRA ENERGY CORP.       COM      847560109  4,705     208,812  SH       SOLE           208,812
 TOTAL S.A.             SPONSORED ADR89151E109  11,604    200,000  SH       SOLE           200,000
 TRANSOCEAN LTD.          REG SHS    H8817H100  26,601    307,953  SH       SOLE           307,953
 WEATHERFORD INTL LTD       REG      H27013103  5,868     370,000  SH       SOLE           370,000
 WGL HOLDINGS INC.          COM      92924F106  7,702     222,275  SH       SOLE           222,275
 WILLIAMS COS INC DEL       COM      969457100  10,395    450,000  SH       SOLE           450,000
 XTO ENERGY                 COM      98385X106  20,122    426,500  SH       SOLE           426,500
                                                650,848
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